TRADE AND OTHER RECEIVABLES	12 Months Ended
Jun. 30, 2022
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

9.        TRADE AND OTHER RECEIVABLES

		June 30,	June 30,
	Note	2022	2021
	(US$’000)
Trade receivables
Trade receivables - gross		76,708	69,715
Less: allowance for credit losses	9.2	(1,290)	(2,301)
Trade receivables - net		75,418	67,414
Less: receivables attributable to related parties, net		(95)	(725)
Trade receivables - net closing balance		75,323	66,689

Other receivables
Prepayments	9.1	7,135	5,281
Advance Tax		2,025	4,233
VAT/Sales Tax receivables		4,365	2,947
Other receivables		3,742	1,223
Deposits		840	731
		18,107	14,415
		93,430	81,104

9.1. These include prepayments for call center optimization services from one of our affiliates - Afiniti Internations Holdings Limited.

9.2.     Allowance for credit losses

	June 30,	June 30,
	2022	2021
	(US$’000)
Opening balance	2,301	1,877
Foreign exchange movements	(250)	133
Loss allowance recognized during the year	(761)	291
Trade receivables written off against allowance	—	—
Closing balance	1,290	2,301